Intangible Assets - Other (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets - Other
Schedule of Reconciliation of Changes to Other Intangible Assets
	As At March 31, 2019
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280
Exchange difference	—	(148)	(148)
Additions	—	907	907
Disposal and reclassification	59	(1,090)	(1,031)
Amortization charge	(304)	(910)	(1,214)
Closing net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794

	As At March 31, 2018
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360
Exchange difference	—	(7)	(7)
Additions	205	2,450	2,655
Disposals	—	(2)	(2)
Amortization charge	(916)	(810)	(1,726)
Closing net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280

Schedule of Other Intangible Assets
	Life of asset	Rate of amortization % straight line per annum
Information technology assets	3 years	33
Other intangibles	3 - 6 years	17 - 33